Fair Value Information (Details) - Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value,Investment in a rent-a-captive company	$ 1,544,045	$ 995,101
Valuation technique, Investment in a rent-a-captive company	Net asset value	Net asset value
Significant unobservable input, Investment in a rent-a-captive company	Not applicable	Not applicable
Range (weighted average), Investment in a rent-a-captive company
Relationship of inputs to fair value, Investment in a rent-a-captive company	Not applicable	Not applicable
Fair value, Warrant liabilities	$ 4,984,058	$ 5,934,000
Valuation technique, Warrant liabilities	Black-Scholes Model	Black-Scholes Model
Significant unobservable input, Warrant liabilities	Price volatility-series A	Risk free rate
Range (weighted average), Warrant liabilities	105.29%	3.90%
Relationship of inputs to fair value, Warrant liabilities	No certain positive and negative relationship between stock price volatility and fair value	The higher
Fair value, Convertible preference share liabilities	$ 14,570,968
Valuation technique , Convertible preference share liabilities	Black-Scholes Model
Significant unobservable input, Convertible preference share liabilities	Price volatility	Dividend yield
Range (weighted average), Convertible preference share liabilities	97.33%	0.00%
Relationship of inputs to fair value, Convertible preference share liabilities	No certain positive and negative relationship between stock price volatility and fair value	The higher the dividend rate, the lower the fair value
Warrant liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities	Price volatility-series B	Price volatility
Range (weighted average), Warrant liabilities	100.32%	93.45%
Relationship of inputs to fair value, Warrant liabilities	No certain positive and negative relationship between stock price volatility and fair value	No certain
Warrant liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities	Dividend yield	Dividend yield
Range (weighted average), Warrant liabilities	0.00%	0.00%
Relationship of inputs to fair value, Warrant liabilities	The higher the dividend rate, the lower the fair value	The higher
Warrant liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Warrant liabilities	Risk free rate	Risk free rate
Range (weighted average), Warrant liabilities	4.42%	3.90%
Relationship of inputs to fair value, Warrant liabilities	The higher the risk free rate, the higher the fair value	The higher
Convertible preference share liabilities [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Fair value, Convertible preference share liabilities		$ 7,767,238
Valuation technique , Convertible preference share liabilities		Black-Scholes Model
Significant unobservable input, Convertible preference share liabilities	Dividend yield	Price volatility
Range (weighted average), Convertible preference share liabilities	0.00%	93.23%
Relationship of inputs to fair value, Convertible preference share liabilities	The higher the dividend rate, the lower the fair value	No certain positive and negative relationship between stock price volatility and fair value
Investment in a rent-a-captive company [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Investment in a rent-a-captive company	Risk free rate-series A
Range (weighted average), Investment in a rent-a-captive company	4.46%
Relationship of inputs to fair value, Investment in a rent-a-captive company	The higher the risk free rate, the higher the fair value
Investment in a rent-a-captive company [Member]
Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis [Line Items]
Significant unobservable input, Investment in a rent-a-captive company	Risk free rate-series B
Range (weighted average), Investment in a rent-a-captive company	4.44%
Relationship of inputs to fair value, Investment in a rent-a-captive company	The higher the risk free rate, the higher the fair value